Portfolio of investments—June 30, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.00%
FNMA Series 2002-T1 Class A4	9.50%	11-25-2031	$10,699	$11,755
Total agency securities (Cost $10,699)				11,755

	Shares
Common stocks: 59.79%
Communication services: 5.86%
Diversified telecommunication services: 0.45%
AT&T, Inc.	103,040	2,981,977
Verizon Communications, Inc.	60,373	2,612,340
		5,594,317
Entertainment: 1.06%
Electronic Arts, Inc.	3,268	521,900
Live Nation Entertainment, Inc.†	2,257	341,439
Netflix, Inc.†	6,094	8,160,658
Take-Two Interactive Software, Inc.†	2,426	589,154
TKO Group Holdings, Inc. Class A	960	174,672
Walt Disney Co.	25,743	3,192,390
Warner Bros Discovery, Inc.†	32,240	369,470
		13,349,683
Interactive media & services: 3.95%
Alphabet, Inc. Class A	83,342	14,687,360
Alphabet, Inc. Class C	67,228	11,925,575
Match Group, Inc.	3,512	108,486
Meta Platforms, Inc. Class A	31,091	22,947,956
		49,669,377
Media: 0.27%
Charter Communications, Inc. Class A†	1,367	558,843
Comcast Corp. Class A	53,331	1,903,383
Fox Corp. Class A	3,065	171,763
Fox Corp. Class B	1,889	97,529
Interpublic Group of Cos., Inc.	5,295	129,622
News Corp. Class A	5,401	160,518
News Corp. Class B	1,596	54,759
Omnicom Group, Inc.	2,794	201,000
Paramount Global Class B	9,192	118,577
		3,395,994
Wireless telecommunication services: 0.13%
T-Mobile U.S., Inc.	6,829	1,627,078
Consumer discretionary: 6.20%
Automobile components: 0.02%
Aptiv PLC†	3,118	212,710
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 1

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Automobiles: 1.12%
Ford Motor Co.	55,929	$606,830
General Motors Co.	13,768	677,523
Tesla, Inc.†	40,128	12,747,060
		14,031,413
Broadline retail: 2.40%
Amazon.com, Inc.†	135,302	29,683,906
eBay, Inc.	6,601	491,510
		30,175,416
Distributors: 0.04%
Genuine Parts Co.	1,987	241,043
LKQ Corp.	3,697	136,826
Pool Corp.	538	156,816
		534,685
Hotels, restaurants & leisure: 1.25%
Airbnb, Inc. Class A†	6,180	817,861
Booking Holdings, Inc.	466	2,697,786
Caesars Entertainment, Inc.†	2,978	84,545
Carnival Corp.†	15,035	422,784
Chipotle Mexican Grill, Inc. Class A†	19,294	1,083,358
Darden Restaurants, Inc.	1,676	365,318
Domino’s Pizza, Inc.	490	220,794
DoorDash, Inc. Class A†	4,910	1,210,364
Expedia Group, Inc.	1,741	293,672
Hilton Worldwide Holdings, Inc.	3,404	906,621
Las Vegas Sands Corp.	4,857	211,328
Marriott International, Inc. Class A	3,255	889,299
McDonald’s Corp.	10,239	2,991,529
MGM Resorts International†	2,962	101,863
Norwegian Cruise Line Holdings Ltd.†	6,398	129,752
Royal Caribbean Cruises Ltd.	3,578	1,120,415
Starbucks Corp.	16,273	1,491,095
Wynn Resorts Ltd.	1,260	118,024
Yum! Brands, Inc.	3,980	589,756
		15,746,164
Household durables: 0.16%
D.R. Horton, Inc.	3,959	510,394
Garmin Ltd.	2,206	460,437
Lennar Corp. Class A	3,325	367,778
Mohawk Industries, Inc.†	743	77,896
NVR, Inc.†	42	310,198
PulteGroup, Inc.	2,870	302,670
		2,029,373
Leisure products: 0.01%
Hasbro, Inc.	1,886	139,225
See accompanying notes to portfolio of investments
2 | Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Specialty retail: 1.02%
AutoZone, Inc.†	240	$890,935
Best Buy Co., Inc.	2,758	185,145
CarMax, Inc.†	2,181	146,585
Home Depot, Inc.	14,233	5,218,387
Lowe’s Cos., Inc.	8,015	1,778,288
O’Reilly Automotive, Inc.†	12,241	1,103,281
Ross Stores, Inc.	4,709	600,774
TJX Cos., Inc.	15,988	1,974,358
Tractor Supply Co.	7,592	400,630
Ulta Beauty, Inc.†	647	302,680
Williams-Sonoma, Inc.	1,760	287,531
		12,888,594
Textiles, apparel & luxury goods: 0.18%
Deckers Outdoor Corp.†	2,173	223,971
lululemon athletica, Inc.†	1,583	376,089
NIKE, Inc. Class B	16,870	1,198,445
Ralph Lauren Corp. Class A	571	156,614
Tapestry, Inc.	2,974	261,147
		2,216,266
Consumer staples: 3.29%
Beverages: 0.66%
Brown-Forman Corp. Class B	2,608	70,181
Coca-Cola Co.	55,469	3,924,432
Constellation Brands, Inc. Class A	2,192	356,595
Keurig Dr Pepper, Inc.	19,449	642,984
Molson Coors Beverage Co. Class B	2,453	117,965
Monster Beverage Corp.†	10,055	629,845
PepsiCo, Inc.	19,634	2,592,473
		8,334,475
Consumer staples distribution & retail: 1.18%
Costco Wholesale Corp.	6,353	6,289,089
Dollar General Corp.	3,150	360,297
Dollar Tree, Inc.†	2,829	280,184
Kroger Co.	8,772	629,216
Sysco Corp.	6,942	525,787
Target Corp.	6,506	641,817
Walgreens Boots Alliance, Inc.	10,278	117,991
Walmart, Inc.	61,869	6,049,551
		14,893,932
Food products: 0.34%
Archer-Daniels-Midland Co.	6,880	363,126
Bunge Global SA	1,925	154,539
Campbell’s Co.	2,818	86,372
Conagra Brands, Inc.	6,836	139,933
General Mills, Inc.	7,842	406,294
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 3

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Food products(continued)
Hershey Co.	2,119	$351,648
Hormel Foods Corp.	4,174	126,264
J.M. Smucker Co.	1,524	149,657
Kellanova	3,850	306,190
Kraft Heinz Co.	12,372	319,445
Lamb Weston Holdings, Inc.	2,021	104,789
McCormick & Co., Inc.	3,618	274,317
Mondelez International, Inc. Class A	18,542	1,250,472
Tyson Foods, Inc. Class A	4,099	229,298
		4,262,344
Household products: 0.60%
Church & Dwight Co., Inc.	3,527	338,980
Clorox Co.	1,765	211,923
Colgate-Palmolive Co.	11,605	1,054,894
Kimberly-Clark Corp.	4,752	612,628
Procter & Gamble Co.	33,574	5,349,010
		7,567,435
Personal care products: 0.07%
Estee Lauder Cos., Inc. Class A	3,354	271,003
Kenvue, Inc.	27,493	575,429
		846,432
Tobacco: 0.44%
Altria Group, Inc.	24,121	1,414,214
Philip Morris International, Inc.	22,289	4,059,496
		5,473,710
Energy: 1.78%
Energy equipment & services: 0.12%
Baker Hughes Co. Class A	14,187	543,929
Halliburton Co.	12,311	250,898
Schlumberger NV	19,477	658,323
		1,453,150
Oil, gas & consumable fuels: 1.66%
APA Corp.	5,167	94,504
Chevron Corp.	23,258	3,330,313
ConocoPhillips	18,078	1,622,320
Coterra Energy, Inc.	10,930	277,403
Devon Energy Corp.	9,195	292,493
Diamondback Energy, Inc.	2,678	367,957
EOG Resources, Inc.	7,816	934,872
EQT Corp.	8,572	499,919
Expand Energy Corp.	3,101	362,631
Exxon Mobil Corp.	61,719	6,653,308
Hess Corp.	3,970	550,004
Kinder Morgan, Inc.	27,683	813,880
See accompanying notes to portfolio of investments
4 | Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Oil, gas & consumable fuels(continued)
Marathon Petroleum Corp.	4,399	$730,718
Occidental Petroleum Corp.	10,147	426,276
ONEOK, Inc.	8,945	730,180
Phillips 66	5,834	695,996
Targa Resources Corp.	3,106	540,693
Texas Pacific Land Corp.	270	285,225
Valero Energy Corp.	4,485	602,874
Williams Cos., Inc.	17,485	1,098,233
		20,909,799
Financials: 8.39%
Banks: 2.14%
Bank of America Corp.	93,834	4,440,225
Citigroup, Inc.	26,746	2,276,620
Citizens Financial Group, Inc.	6,210	277,897
Fifth Third Bancorp	9,558	393,121
Huntington Bancshares, Inc.	20,861	349,630
JPMorgan Chase & Co.	39,796	11,537,258
KeyCorp	14,124	246,040
M&T Bank Corp.	2,299	445,983
PNC Financial Services Group, Inc.	5,664	1,055,883
Regions Financial Corp.	12,873	302,773
Truist Financial Corp.	18,752	806,148
U.S. Bancorp	22,311	1,009,573
Wells Fargo & Co.	46,599	3,733,512
		26,874,663
Capital markets: 2.03%
Ameriprise Financial, Inc.	1,364	728,008
Bank of New York Mellon Corp.	10,245	933,422
BlackRock, Inc.	2,085	2,187,686
Blackstone, Inc.	10,448	1,562,812
Cboe Global Markets, Inc.	1,499	349,582
Charles Schwab Corp.	24,458	2,231,548
CME Group, Inc.	5,160	1,422,199
Coinbase Global, Inc. Class A†	3,027	1,060,933
FactSet Research Systems, Inc.	543	242,873
Franklin Resources, Inc.	4,440	105,894
Goldman Sachs Group, Inc.	4,394	3,109,853
Intercontinental Exchange, Inc.	8,214	1,507,023
Invesco Ltd.	6,409	101,070
KKR & Co., Inc.	9,693	1,289,460
MarketAxess Holdings, Inc.	537	119,934
Moody’s Corp.	2,215	1,111,022
Morgan Stanley	17,690	2,491,813
MSCI, Inc. Class A	1,108	639,028
Nasdaq, Inc.	5,919	529,277
Northern Trust Corp.	2,786	353,237
Raymond James Financial, Inc.	2,600	398,762
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 5

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Capital markets(continued)
S&P Global, Inc.	4,495	$2,370,168
State Street Corp.	4,084	434,293
T. Rowe Price Group, Inc.	3,155	304,457
		25,584,354
Consumer finance: 0.39%
American Express Co.	7,926	2,528,235
Capital One Financial Corp.	9,159	1,948,669
Synchrony Financial	5,451	363,800
		4,840,704
Financial services: 2.60%
Apollo Global Management, Inc.	6,465	917,190
Berkshire Hathaway, Inc. Class B†	26,259	12,755,834
Corpay, Inc.†	1,009	334,806
Fidelity National Information Services, Inc.	7,524	612,529
Fiserv, Inc.†	7,939	1,368,763
Global Payments, Inc.	3,492	279,500
Jack Henry & Associates, Inc.	1,043	187,917
Mastercard, Inc. Class A	11,615	6,526,933
PayPal Holdings, Inc.†	13,927	1,035,055
Visa, Inc. Class A	24,501	8,699,080
		32,717,607
Insurance: 1.23%
Aflac, Inc.	6,968	734,845
Allstate Corp.	3,792	763,368
American International Group, Inc.	8,253	706,374
Aon PLC Class A	3,092	1,103,102
Arch Capital Group Ltd.	5,345	486,662
Arthur J Gallagher & Co.	3,667	1,173,880
Assurant, Inc.	726	143,378
Brown & Brown, Inc.	4,013	444,921
Chubb Ltd.	5,337	1,546,236
Cincinnati Financial Corp.	2,238	333,283
Erie Indemnity Co. Class A	357	123,804
Everest Group Ltd.	609	206,969
Globe Life, Inc.	1,182	146,911
Hartford Insurance Group, Inc.	4,068	516,107
Loews Corp.	2,492	228,417
Marsh & McLennan Cos., Inc.	7,056	1,542,724
MetLife, Inc.	8,075	649,391
Principal Financial Group, Inc.	2,954	234,636
Progressive Corp.	8,395	2,240,290
Prudential Financial, Inc.	5,069	544,613
Travelers Cos., Inc.	3,244	867,900
W.R. Berkley Corp.	4,292	315,333
Willis Towers Watson PLC	1,420	435,230
		15,488,374
See accompanying notes to portfolio of investments
6 | Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Health care: 5.57%
Biotechnology: 0.94%
AbbVie, Inc.	25,295	$4,695,258
Amgen, Inc.	7,700	2,149,917
Biogen, Inc.†	2,098	263,488
Gilead Sciences, Inc.	17,813	1,974,927
Incyte Corp.†	2,301	156,698
Moderna, Inc.†	4,874	134,474
Regeneron Pharmaceuticals, Inc.	1,487	780,675
Vertex Pharmaceuticals, Inc.†	3,677	1,637,000
		11,792,437
Health care equipment & supplies: 1.38%
Abbott Laboratories	24,914	3,388,553
Align Technology, Inc.†	976	184,786
Baxter International, Inc.	7,349	222,528
Becton Dickinson & Co.	4,104	706,914
Boston Scientific Corp.†	21,185	2,275,481
Cooper Cos., Inc.†	2,864	203,802
DexCom, Inc.†	5,615	490,133
Edwards Lifesciences Corp.†	8,400	656,964
GE HealthCare Technologies, Inc.	6,557	485,677
Hologic, Inc.†	3,191	207,926
IDEXX Laboratories, Inc.†	1,152	617,864
Insulet Corp.†	1,008	316,693
Intuitive Surgical, Inc.†	5,132	2,788,780
Medtronic PLC	18,366	1,600,964
ResMed, Inc.	2,100	541,800
Solventum Corp.†	1,982	150,315
STERIS PLC	1,407	337,989
Stryker Corp.	4,925	1,948,478
Zimmer Biomet Holdings, Inc.	2,833	258,398
		17,384,045
Health care providers & services: 1.07%
Cardinal Health, Inc.	3,418	574,224
Cencora, Inc.	2,470	740,630
Centene Corp.†	7,126	386,799
Cigna Group	3,825	1,264,469
CVS Health Corp.	18,115	1,249,573
DaVita, Inc.†	595	84,758
Elevance Health, Inc.	3,235	1,258,286
HCA Healthcare, Inc.	2,480	950,088
Henry Schein, Inc.†	1,743	127,326
Humana, Inc.	1,728	422,461
Labcorp Holdings, Inc.	1,199	314,749
McKesson Corp.	1,792	1,313,142
Molina Healthcare, Inc.†	776	231,170
Quest Diagnostics, Inc.	1,599	287,228
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 7

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Health care providers & services(continued)
UnitedHealth Group, Inc.	12,990	$4,052,490
Universal Health Services, Inc. Class B	819	148,362
		13,405,755
Life sciences tools & services: 0.48%
Agilent Technologies, Inc.	4,083	481,835
Bio-Techne Corp.	2,245	115,505
Charles River Laboratories International, Inc.†	703	106,666
Danaher Corp.	9,121	1,801,762
IQVIA Holdings, Inc.†	2,353	370,809
Mettler-Toledo International, Inc.†	298	350,067
Revvity, Inc.	1,688	163,264
Thermo Fisher Scientific, Inc.	5,406	2,191,917
Waters Corp.†	852	297,382
West Pharmaceutical Services, Inc.	1,029	225,145
		6,104,352
Pharmaceuticals: 1.70%
Bristol-Myers Squibb Co.	29,142	1,348,983
Eli Lilly & Co.	11,264	8,780,626
Johnson & Johnson	34,455	5,263,001
Merck & Co., Inc.	35,958	2,846,435
Pfizer, Inc.	81,414	1,973,476
Viatris, Inc.	16,807	150,087
Zoetis, Inc.	6,375	994,181
		21,356,789
Industrials: 5.13%
Aerospace & defense: 1.32%
Axon Enterprise, Inc.†	1,059	876,788
Boeing Co.†	10,797	2,262,295
General Dynamics Corp.	3,607	1,052,018
General Electric Co.	15,271	3,930,603
Howmet Aerospace, Inc.	5,781	1,076,017
Huntington Ingalls Industries, Inc.	562	135,700
L3Harris Technologies, Inc.	2,677	671,499
Lockheed Martin Corp.	2,986	1,382,936
Northrop Grumman Corp.	1,937	968,461
RTX Corp.	19,131	2,793,509
Textron, Inc.	2,585	207,550
TransDigm Group, Inc.	804	1,222,595
		16,579,971
Air freight & logistics: 0.17%
CH Robinson Worldwide, Inc.	1,700	163,115
Expeditors International of Washington, Inc.	1,961	224,044
FedEx Corp.	3,157	717,618
United Parcel Service, Inc. Class B	10,507	1,060,577
		2,165,354
See accompanying notes to portfolio of investments
8 | Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Building products: 0.33%
A.O. Smith Corp.	1,665	$109,174
Allegion PLC	1,232	177,556
Builders FirstSource, Inc.†	1,583	184,720
Carrier Global Corp.	11,417	835,610
Johnson Controls International PLC	9,423	995,257
Lennox International, Inc.	457	261,971
Masco Corp.	3,021	194,432
Trane Technologies PLC	3,194	1,397,087
		4,155,807
Commercial services & supplies: 0.34%
Cintas Corp.	4,915	1,095,406
Copart, Inc.†	12,589	617,742
Republic Services, Inc. Class A	2,909	717,388
Rollins, Inc.	4,025	227,091
Veralto Corp.	3,549	358,272
Waste Management, Inc.	5,244	1,199,932
		4,215,831
Construction & engineering: 0.06%
Quanta Services, Inc.	2,122	802,286
Electrical equipment: 0.53%
AMETEK, Inc.	3,306	598,254
Eaton Corp. PLC	5,603	2,000,215
Emerson Electric Co.	8,055	1,073,973
GE Vernova, Inc.	3,908	2,067,918
Generac Holdings, Inc.†	846	121,156
Hubbell, Inc. Class B	764	312,025
Rockwell Automation, Inc.	1,614	536,122
		6,709,663
Ground transportation: 0.56%
CSX Corp.	26,901	877,780
J.B. Hunt Transport Services, Inc.	1,122	161,119
Norfolk Southern Corp.	3,228	826,271
Old Dominion Freight Line, Inc.	2,663	432,205
Uber Technologies, Inc.†	29,945	2,793,869
Union Pacific Corp.	8,556	1,968,564
		7,059,808
Industrial conglomerates: 0.26%
3M Co.	7,707	1,173,314
Honeywell International, Inc.	9,203	2,143,194
		3,316,508
Machinery: 0.93%
Caterpillar, Inc.	6,735	2,614,594
Cummins, Inc.	1,973	646,158
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 9

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Machinery(continued)
Deere & Co.	3,615	$1,838,191
Dover Corp.	1,963	359,680
Fortive Corp.	4,971	259,138
IDEX Corp.	1,082	189,967
Illinois Tool Works, Inc.	3,818	944,001
Ingersoll Rand, Inc.	5,778	480,614
Nordson Corp.	774	165,922
Otis Worldwide Corp.	5,652	559,661
PACCAR, Inc.	7,517	714,566
Parker-Hannifin Corp.	1,830	1,278,200
Pentair PLC	2,356	241,867
Snap-on, Inc.	749	233,074
Stanley Black & Decker, Inc.	2,215	150,066
Westinghouse Air Brake Technologies Corp.	2,450	512,908
Xylem, Inc.	3,485	450,820
		11,639,427
Passenger airlines: 0.09%
Delta Air Lines, Inc.	9,350	459,833
Southwest Airlines Co.	8,160	264,710
United Airlines Holdings, Inc.†	4,677	372,430
		1,096,973
Professional services: 0.38%
Automatic Data Processing, Inc.	5,813	1,792,729
Broadridge Financial Solutions, Inc.	1,682	408,776
Dayforce, Inc.†	2,289	126,788
Equifax, Inc.	1,779	461,419
Jacobs Solutions, Inc.	1,721	226,225
Leidos Holdings, Inc.	1,843	290,752
Paychex, Inc.	4,591	667,807
Paycom Software, Inc.	698	161,517
Verisk Analytics, Inc. Class A	2,003	623,935
		4,759,948
Trading companies & distributors: 0.16%
Fastenal Co.	16,428	689,976
United Rentals, Inc.	931	701,416
WW Grainger, Inc.	626	651,190
		2,042,582
Information technology: 19.79%
Communications equipment: 0.55%
Arista Networks, Inc.†	14,747	1,508,766
Cisco Systems, Inc.	56,969	3,952,509
F5, Inc.†	822	241,931
Juniper Networks, Inc.	4,741	189,308
Motorola Solutions, Inc.	2,390	1,004,899
		6,897,413
See accompanying notes to portfolio of investments
10 | Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Electronic equipment, instruments & components: 0.40%
Amphenol Corp. Class A	17,321	$1,710,449
CDW Corp.	1,886	336,821
Corning, Inc.	11,038	580,488
Jabil, Inc.	1,537	335,220
Keysight Technologies, Inc.†	2,475	405,553
Ralliant Corp.†	1,657	80,348
TE Connectivity PLC	4,247	716,341
Teledyne Technologies, Inc.†	671	343,760
Trimble, Inc.†	3,417	259,624
Zebra Technologies Corp. Class A†	728	224,486
		4,993,090
IT services: 0.68%
Accenture PLC Class A	8,965	2,679,549
Akamai Technologies, Inc.†	2,094	167,017
Cognizant Technology Solutions Corp. Class A	7,059	550,814
EPAM Systems, Inc.†	811	143,401
Gartner, Inc.†	1,102	445,451
GoDaddy, Inc. Class A†	2,040	367,322
International Business Machines Corp.	13,309	3,923,227
VeriSign, Inc.	1,156	333,853
		8,610,634
Semiconductors & semiconductor equipment: 7.61%
Advanced Micro Devices, Inc.†	23,218	3,294,634
Analog Devices, Inc.	7,102	1,690,418
Applied Materials, Inc.	11,634	2,129,836
Broadcom, Inc.	67,331	18,559,790
Enphase Energy, Inc.†	1,879	74,502
First Solar, Inc.†	1,536	254,269
Intel Corp.	62,463	1,399,171
KLA Corp.	1,894	1,696,532
Lam Research Corp.	18,317	1,782,977
Microchip Technology, Inc.	7,701	541,919
Micron Technology, Inc.	16,003	1,972,370
Monolithic Power Systems, Inc.	686	501,727
NVIDIA Corp.	349,226	55,174,216
NXP Semiconductors NV	3,618	790,497
ON Semiconductor Corp.†	5,984	313,622
QUALCOMM, Inc.	15,712	2,502,293
Skyworks Solutions, Inc.	2,150	160,218
Teradyne, Inc.	2,297	206,546
Texas Instruments, Inc.	13,009	2,700,929
		95,746,466
Software: 6.85%
Adobe, Inc.†	6,103	2,361,129
ANSYS, Inc.†	1,286	451,669
Autodesk, Inc.†	3,064	948,522
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 11

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Software(continued)
Cadence Design Systems, Inc.†	3,910	$1,204,866
Crowdstrike Holdings, Inc. Class A†	3,567	1,816,709
Fair Isaac Corp.†	349	637,958
Fortinet, Inc.†	9,097	961,735
Gen Digital, Inc.	7,816	229,790
Intuit, Inc.	4,003	3,152,883
Microsoft Corp.	106,433	52,940,839
Oracle Corp.	23,291	5,092,111
Palantir Technologies, Inc. Class A†	30,460	4,152,307
Palo Alto Networks, Inc.†	9,481	1,940,192
PTC, Inc.†	1,718	296,080
Roper Technologies, Inc.	1,540	872,934
Salesforce, Inc.	13,740	3,746,761
ServiceNow, Inc.†	2,964	3,047,229
Synopsys, Inc.†	2,214	1,135,074
Tyler Technologies, Inc.†	618	366,375
Workday, Inc. Class A†	3,102	744,480
		86,099,643
Technology hardware, storage & peripherals: 3.70%
Apple, Inc.	213,879	43,881,554
Dell Technologies, Inc. Class C	4,290	525,954
Hewlett Packard Enterprise Co.	18,810	384,664
HP, Inc.	13,499	330,186
NetApp, Inc.	2,913	310,380
Seagate Technology Holdings PLC	3,039	438,619
Super Micro Computer, Inc.†	7,350	360,224
Western Digital Corp.	4,996	319,694
		46,551,275
Materials: 1.13%
Chemicals: 0.72%
Air Products & Chemicals, Inc.	3,187	898,925
Albemarle Corp.	1,685	105,599
CF Industries Holdings, Inc.	2,320	213,440
Corteva, Inc.	9,769	728,084
Dow, Inc.	10,122	268,031
DuPont de Nemours, Inc.	5,993	411,060
Eastman Chemical Co.	1,653	123,413
Ecolab, Inc.	3,613	973,487
International Flavors & Fragrances, Inc.	3,663	269,414
Linde PLC	6,741	3,162,742
LyondellBasell Industries NV Class A	3,682	213,040
Mosaic Co.	4,543	165,729
PPG Industries, Inc.	3,251	369,801
Sherwin-Williams Co.	3,301	1,133,431
		9,036,196
See accompanying notes to portfolio of investments
12 | Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Construction materials: 0.08%
Martin Marietta Materials, Inc.	863	$473,753
Vulcan Materials Co.	1,892	493,471
		967,224
Containers & packaging: 0.13%
Amcor PLC	32,813	301,551
Avery Dennison Corp.	1,119	196,351
Ball Corp.	3,973	222,846
International Paper Co.	7,559	353,988
Packaging Corp. of America	1,279	241,027
Smurfit WestRock PLC	7,101	306,408
		1,622,171
Metals & mining: 0.20%
Freeport-McMoRan, Inc.	20,566	891,536
Newmont Corp.	15,938	928,548
Nucor Corp.	3,304	428,000
Steel Dynamics, Inc.	1,977	253,076
		2,501,160
Real estate: 1.22%
Health care REITs: 0.17%
Alexandria Real Estate Equities, Inc.	2,205	160,149
Healthpeak Properties, Inc.	9,948	174,190
Ventas, Inc.	6,463	408,138
Welltower, Inc.	8,896	1,367,582
		2,110,059
Hotel & resort REITs: 0.01%
Host Hotels & Resorts, Inc.	9,934	152,586
Industrial REITs: 0.11%
Prologis, Inc.	13,288	1,396,835
Office REITs: 0.01%
BXP, Inc.	2,086	140,743
Real estate management & development: 0.09%
CBRE Group, Inc. Class A†	4,205	589,205
CoStar Group, Inc.†	6,041	485,696
		1,074,901
Residential REITs: 0.15%
AvalonBay Communities, Inc.	2,036	414,326
Camden Property Trust	1,530	172,416
Equity Residential	4,897	330,498
Essex Property Trust, Inc.	922	261,295
Invitation Homes, Inc.	8,163	267,746
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 13

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Residential REITs(continued)
Mid-America Apartment Communities, Inc.	1,676	$248,065
UDR, Inc.	4,317	176,263
		1,870,609
Retail REITs: 0.15%
Federal Realty Investment Trust	1,112	105,629
Kimco Realty Corp.	9,687	203,621
Realty Income Corp.	12,932	745,013
Regency Centers Corp.	2,340	166,678
Simon Property Group, Inc.	4,394	706,379
		1,927,320
Specialized REITs: 0.53%
American Tower Corp.	6,704	1,481,718
Crown Castle, Inc.	6,236	640,624
Digital Realty Trust, Inc.	4,533	790,238
Equinix, Inc.	1,401	1,114,454
Extra Space Storage, Inc.	3,039	448,070
Iron Mountain, Inc.	4,225	433,358
Public Storage	2,261	663,423
SBA Communications Corp. Class A	1,539	361,419
VICI Properties, Inc. Class A	15,132	493,303
Weyerhaeuser Co.	10,386	266,816
		6,693,423
Utilities: 1.43%
Electric utilities: 0.92%
Alliant Energy Corp.	3,678	222,409
American Electric Power Co., Inc.	7,650	793,764
Constellation Energy Corp.	4,488	1,448,547
Duke Energy Corp.	11,130	1,313,340
Edison International	5,510	284,316
Entergy Corp.	6,391	531,220
Evergy, Inc.	3,295	227,124
Eversource Energy	5,261	334,705
Exelon Corp.	14,456	627,679
FirstEnergy Corp.	7,356	296,153
NextEra Energy, Inc.	29,479	2,046,432
NRG Energy, Inc.	2,800	449,624
PG&E Corp.	31,471	438,706
Pinnacle West Capital Corp.	1,710	152,994
PPL Corp.	10,586	358,759
Southern Co.	15,738	1,445,220
Xcel Energy, Inc.	8,259	562,438
		11,533,430
Gas utilities: 0.03%
Atmos Energy Corp.	2,275	350,600
See accompanying notes to portfolio of investments
14 | Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Independent power and renewable electricity producers: 0.08%
AES Corp.	10,194	$107,241
Vistra Corp.	4,859	941,723
		1,048,964
Multi-utilities: 0.37%
Ameren Corp.	3,870	371,675
CenterPoint Energy, Inc.	9,347	343,409
CMS Energy Corp.	4,283	296,726
Consolidated Edison, Inc.	5,159	517,706
Dominion Energy, Inc.	12,212	690,222
DTE Energy Co.	2,972	393,671
NiSource, Inc.	6,740	271,892
Public Service Enterprise Group, Inc.	7,146	601,550
Sempra	9,339	707,616
WEC Energy Group, Inc.	4,570	476,194
		4,670,661
Water utilities: 0.03%
American Water Works Co., Inc.	2,793	388,534
Total common stocks (Cost $145,396,347)		751,828,747

	Interest rate	Maturity date	Principal
Non-agency mortgage-backed securities: 0.00%
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB4 Class AA (U.S. SOFR 1 Month+0.44%)±	4.76%	12-25-2034	$1,853	1,756
Total non-agency mortgage-backed securities (Cost $1,853)				1,756
U.S. Treasury securities: 35.60%
U.S. Treasury Bonds	1.13	5-15-2040	13,555,000	8,427,398
U.S. Treasury Bonds	1.13	8-15-2040	100,000	61,520
U.S. Treasury Bonds	1.38	11-15-2040	5,100,000	3,249,059
U.S. Treasury Bonds	1.88	2-15-2041	2,825,000	1,943,070
U.S. Treasury Bonds	2.00	11-15-2041	1,700,000	1,169,148
U.S. Treasury Bonds	2.00	8-15-2051	1,200,000	691,828
U.S. Treasury Bonds	2.25	8-15-2046	556,000	364,245
U.S. Treasury Bonds	2.25	2-15-2052	11,040,000	6,743,456
U.S. Treasury Bonds	2.50	2-15-2046	1,960,000	1,358,219
U.S. Treasury Bonds	2.50	5-15-2046	1,949,000	1,346,104
U.S. Treasury Bonds	2.75	8-15-2047	1,864,000	1,328,537
U.S. Treasury Bonds	2.75	11-15-2047	1,853,000	1,317,657
U.S. Treasury Bonds	2.88	11-15-2046	3,221,000	2,371,461
U.S. Treasury Bonds	3.00	5-15-2042	776,000	619,648
U.S. Treasury Bonds	3.00	11-15-2045	834,000	635,371
U.S. Treasury Bonds	3.00	2-15-2047	1,889,000	1,418,152
U.S. Treasury Bonds	3.00	5-15-2047	1,921,000	1,438,574
U.S. Treasury Bonds	3.00	2-15-2048	2,119,000	1,574,434
U.S. Treasury Bonds	3.00	8-15-2048	2,099,000	1,552,358
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 15

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bonds	3.00%	2-15-2049	$5,114,000	$3,767,979
U.S. Treasury Bonds	3.13	11-15-2041	846,000	693,819
U.S. Treasury Bonds	3.13	2-15-2042	919,000	750,421
U.S. Treasury Bonds	3.13	5-15-2048	2,283,000	1,732,137
U.S. Treasury Bonds	3.38	11-15-2048	19,141,000	15,141,578
U.S. Treasury Bonds	3.50	2-15-2039	731,000	660,042
U.S. Treasury Bonds	3.63	2-15-2044	1,547,000	1,324,437
U.S. Treasury Bonds	3.63	2-15-2053	615,000	502,042
U.S. Treasury Bonds	3.75	8-15-2041	929,000	832,290
U.S. Treasury Bonds	3.75	11-15-2043	1,660,000	1,450,425
U.S. Treasury Bonds	3.88	8-15-2040	946,000	870,283
U.S. Treasury Bonds	4.25	5-15-2039	681,000	662,991
U.S. Treasury Bonds	4.25	11-15-2040	977,000	936,546
U.S. Treasury Bonds	4.25	2-15-2054	4,900,000	4,469,719
U.S. Treasury Bonds	4.38	2-15-2038	81,000	80,908
U.S. Treasury Bonds	4.38	11-15-2039	757,000	742,067
U.S. Treasury Bonds	4.38	5-15-2040	1,078,000	1,053,619
U.S. Treasury Bonds	4.38	5-15-2041	842,000	815,984
U.S. Treasury Bonds	4.50	5-15-2038	428,000	433,049
U.S. Treasury Bonds	4.50	8-15-2039	721,000	718,296
U.S. Treasury Bonds	4.63	2-15-2040	730,000	734,249
U.S. Treasury Bonds	4.63	5-15-2054	12,450,000	12,092,062
U.S. Treasury Bonds	4.63	2-15-2055	1,100,000	1,070,781
U.S. Treasury Bonds	4.75	2-15-2037	264,000	274,962
U.S. Treasury Bonds	4.75	2-15-2041	5,284,000	5,352,733
U.S. Treasury Bonds	4.75	5-15-2055	200,000	198,875
U.S. Treasury Bonds	5.00	5-15-2037	375,000	398,730
U.S. Treasury Bonds	5.25	11-15-2028	479,000	501,865
U.S. Treasury Bonds	5.25	2-15-2029	499,000	526,094
U.S. Treasury Bonds	5.38	2-15-2031	752,000	808,870
U.S. Treasury Bonds	6.13	11-15-2027	525,000	553,731
U.S. Treasury Bonds	6.13	8-15-2029	19,343,000	21,083,114
U.S. Treasury Bonds	6.25	5-15-2030	4,378,000	4,851,371
U.S. Treasury Bonds	6.38	8-15-2027	7,124,000	7,511,089
U.S. Treasury Bonds	6.75	8-15-2026	21,336,000	22,011,084
U.S. Treasury Notes	0.38	7-31-2027	11,371,000	10,612,341
U.S. Treasury Notes	0.38	9-30-2027	3,141,000	2,916,468
U.S. Treasury Notes	0.50	4-30-2027	2,015,000	1,900,003
U.S. Treasury Notes	0.50	5-31-2027	2,282,000	2,146,595
U.S. Treasury Notes	0.50	6-30-2027	2,520,000	2,364,764
U.S. Treasury Notes	0.50	8-31-2027	2,918,000	2,724,113
U.S. Treasury Notes	0.50	10-31-2027	3,418,000	3,174,468
U.S. Treasury Notes	0.63	3-31-2027	14,431,000	13,669,990
U.S. Treasury Notes	0.63	11-30-2027	7,236,000	6,726,371
U.S. Treasury Notes	0.63	12-31-2027	3,852,000	3,571,225
U.S. Treasury Notes	0.63	5-15-2030	13,375,000	11,507,725
U.S. Treasury Notes	0.63	8-15-2030	11,482,000	9,792,442
U.S. Treasury Notes	0.75	1-31-2028	4,214,000	3,909,637
See accompanying notes to portfolio of investments
16 | Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	0.88%	11-15-2030	$2,681,000	$2,299,691
U.S. Treasury Notes	1.13	2-29-2028	4,178,000	3,906,920
U.S. Treasury Notes	1.13	2-15-2031	7,183,000	6,214,979
U.S. Treasury Notes	1.25	11-30-2026	10,650,000	10,268,930
U.S. Treasury Notes	1.25	3-31-2028	4,152,000	3,887,797
U.S. Treasury Notes	1.25	4-30-2028	4,224,000	3,947,955
U.S. Treasury Notes	1.25	5-31-2028	4,167,000	3,887,355
U.S. Treasury Notes	1.25	9-30-2028	15,145,000	14,012,083
U.S. Treasury Notes	1.25	8-15-2031	7,687,000	6,575,988
U.S. Treasury Notes	1.38	8-31-2026	1,787,000	1,734,926
U.S. Treasury Notes	1.38	10-31-2028	23,135,000	21,451,386
U.S. Treasury Notes	1.38	11-15-2031	23,180,000	19,832,482
U.S. Treasury Notes	1.50	8-15-2026	15,630,000	15,210,554
U.S. Treasury Notes	1.50	1-31-2027	1,873,000	1,806,640
U.S. Treasury Notes	1.50	2-15-2030	4,305,000	3,895,689
U.S. Treasury Notes	1.63	10-31-2026	1,800,000	1,747,617
U.S. Treasury Notes	1.63	8-15-2029	2,854,000	2,628,133
U.S. Treasury Notes	1.63	5-15-2031	7,512,000	6,625,232
U.S. Treasury Notes	1.88	7-31-2026	1,828,000	1,787,441
U.S. Treasury Notes	2.00	11-15-2026	3,370,000	3,285,882
U.S. Treasury Notes	2.25	2-15-2027	3,350,000	3,268,344
U.S. Treasury Notes	2.25	8-15-2027	3,338,000	3,237,860
U.S. Treasury Notes	2.25	11-15-2027	3,248,000	3,140,791
U.S. Treasury Notes	2.38	5-15-2027	3,375,000	3,291,548
U.S. Treasury Notes	2.38	3-31-2029	6,500,000	6,193,281
U.S. Treasury Notes	2.38	5-15-2029	3,295,000	3,134,369
U.S. Treasury Notes	2.63	2-15-2029	3,512,000	3,382,083
U.S. Treasury Notes	2.75	2-15-2028	4,229,000	4,128,396
U.S. Treasury Notes	2.75	8-15-2032	2,430,000	2,241,675
U.S. Treasury Notes	2.88	5-15-2028	4,397,000	4,298,926
U.S. Treasury Notes	2.88	8-15-2028	4,422,000	4,313,177
U.S. Treasury Notes	3.13	11-15-2028	3,621,000	3,553,389
U.S. Treasury Notes	3.38	5-15-2033	2,640,000	2,516,559
U.S. Treasury Notes	3.88	8-15-2033	12,035,000	11,851,654
U.S. Treasury Notes	4.00	10-31-2029	2,100,000	2,120,016
U.S. Treasury Notes	4.38	5-15-2034	16,150,000	16,401,713
U.S. Treasury Notes	4.63	6-30-2026	1,300,000	1,307,617
U.S. Treasury Notes	4.63	2-15-2035	5,900,000	6,087,141
Total U.S. Treasury securities (Cost $465,830,788)				447,710,842
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 17

Portfolio of investments—June 30, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 4.17%
Investment companies: 4.17%
Allspring Government Money Market Fund Select Class♠∞		4.26%	52,452,517	$52,452,517
Total short-term investments (Cost $52,452,517)				52,452,517
Total investments in securities (Cost $663,692,204)	99.56%			1,252,005,617
Other assets and liabilities, net	0.44			5,549,417
Total net assets	100.00%			$1,257,555,034

†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FNMA	Federal National Mortgage Association
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$35,830,226	$222,368,611	$(205,746,320)	$0	$0	$52,452,517	52,452,517	$1,291,363
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	95	9-19-2025	$10,590,357	$10,651,875	$61,518	$0
E-Mini S&P 500 Index	176	9-19-2025	53,907,425	55,033,000	1,125,575	0
U.S. Long Term Bond	50	9-19-2025	5,656,011	5,773,438	117,427	0
Ultra Long Term U.S. Treasury Bond	37	9-19-2025	4,290,113	4,407,625	117,512	0
2-Year U.S. Treasury Notes	110	9-30-2025	22,824,952	22,882,578	57,626	0
5-Year U.S. Treasury Notes	41	9-30-2025	4,440,600	4,469,000	28,400	0
					$1,508,058	$0
See accompanying notes to portfolio of investments
18 | Allspring Index Asset Allocation Fund

Notes to portfolio of investments—June 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Index Asset Allocation Fund | 19

Notes to portfolio of investments—June 30, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$11,755	$0	$11,755
Common stocks
Communication services	73,636,449	0	0	73,636,449
Consumer discretionary	77,973,846	0	0	77,973,846
Consumer staples	41,378,328	0	0	41,378,328
Energy	22,362,949	0	0	22,362,949
Financials	105,505,702	0	0	105,505,702
Health care	70,043,378	0	0	70,043,378
Industrials	64,544,158	0	0	64,544,158
Information technology	248,898,521	0	0	248,898,521
Materials	14,126,751	0	0	14,126,751
Real estate	15,366,476	0	0	15,366,476
Utilities	17,992,189	0	0	17,992,189
Non-agency mortgage-backed securities	0	1,756	0	1,756
U.S. Treasury securities	447,710,842	0	0	447,710,842
Short-term investments
Investment companies	52,452,517	0	0	52,452,517
	1,251,992,106	13,511	0	1,252,005,617
Futures contracts	1,508,058	0	0	1,508,058
Total assets	$1,253,500,164	$13,511	$0	$1,253,513,675
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of June 30, 2025, $5,834,660 was segregated as cash collateral for these open futures contracts.
At June 30, 2025, the Fund did not have any transfers into/out of Level 3.
20 | Allspring Index Asset Allocation Fund